ACQUISITIONS, DISPOSITIONS AND RESTRUCTURING - Restructuring (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Intangible assets, amount ceased to be used	$ 2,000	$ 2,000
Impairment of intangible assets (excluding goodwill)	2,000
Impairment of goodwill and other intangibles		788,722	$ 0
Mining Segment [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of goodwill and other intangibles		788,722
2022 Restructuring | Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance expense	$ 1,400	$ 1,400